Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Ifrs Statement Line Items
Revenue (note 12)	$ 1,300.0	$ 1,020.2
Costs of sales
Costs of sales (note 13)	178.3	158.8
Depletion and depreciation	299.6	241.0
Total costs of sales	477.9	399.8
Gross profit	822.1	620.4
Other operating expenses (income)
General and administrative expenses	19.6	19.2
Share-based compensation expenses (note 14)	11.2	9.6
Impairment (reversals) and charges	(68.0)	262.1
Gain on sale of gold bullion	(1.4)	(7.0)
Total other operating expenses (income)	(38.6)	283.9
Operating income	860.7	336.5
Foreign exchange (loss) gain and other income (expenses)	(3.0)	2.8
Income before finance items and income taxes	857.7	339.3
Finance items (note 16)
Finance income	3.7	3.7
Finance expenses	(3.6)	(3.5)
Net income before income taxes	857.8	339.5
Income tax expense (note 17)	124.1	13.3
Net income	733.7	326.2
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	(4.0)	19.6
Items that will not be reclassified subsequently to profit and loss:
Gain on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (note 6)	22.6	43.8
Other comprehensive income	18.6	63.4
Comprehensive income	$ 752.3	$ 389.6
Basic earnings per share (in dollars per share)	$ 3.84	$ 1.71
Diluted earnings per share (in dollars per share)	$ 3.83	$ 1.71
Weighted average basic number of shares outstanding	191.1	190.3
Weighted average diluted number of shares outstanding	191.5	190.7